Financial Instruments (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Financial Instruments [Abstract]
Schedule of Financial Instruments	The following is a comparison by class of the carrying amounts and fair value of the Company’s financial instruments as at June 30, 2023 and December 31, 2022:
		June 30, 2023		December 31, 2022
	Level	Carrying amount	Fair value	Carrying amount	Fair value
Financial assets
Financial assets measured at amortised cost:
Cash and cash held in trust	1	443,338	443,338	228,794	228,794
Marketable securities	1	270,000	270,000	263,691	263,691
Trade and other receivables	2	657,568	657,568	1,235,619	1,235,619
Loan receivable	2	506,460	506,460	483,588	483,588

Financial liabilities
Financial liabilities measure at amortised cost:
Trade and other payables	2	8,460,194	8,460,194	7,139,817	7,139,817
Loans and borrowings	2	4,941,318	4,941,318	3,568,896	3,568,896
Holdback payable	2	400,000	400,000	377,465	377,465
Lease liabilities	2	245,096	245,096	330,821	330,821
Due to related party	2	811,905	811,905	679,617	679,617
The following is a comparison by class of the carrying amounts and fair value of the Company’s financial instruments as at December 31, 2022 and 2021:
	Level	2022		2021
		Carrying amount	Fair value	Carrying amount	Fair value
Financial assets
Financial assets measured at amortised cost:
Cash and cash held in trust	1	228,794	228,794	3,495,390	3,495,390
Marketable securities	1	263,691	263,691	—	—
Trade and other receivables	2	1,235,619	1,235,619	242,357	242,357
Loan receivable	2	483,588	483,588	—	—

Financial liabilities
Financial liabilities measure at amortised cost:
Trade and other payables	2	7,139,817	7,139,817	680,328	680,328
Loans and borrowings	2	3,568,896	3,568,896	432,201	432,201
Holdback payable	2	377,465	377,465	—	—
Lease liabilities	2	330,821	330,821	2,418,706	2,418,706
Due to related party	2	679,617	679,617	—	—
Secured convertible debenture	2	—	—	6,716,190	6,716,190
The following is a comparison by class of the carrying amounts and fair value of the Company’s financial instruments as at December 31, 2021 and 2020:
		2021		2020
As at December 31	Level	Carrying amount	Fair value	Carrying amount	Fair value
Financial assets
Financial assets measured at amortized cost:
Cash	1	$3,495,390	3,495,390	$13,504	13,504
Trade and other receivables	2	242,357	242,357	—	—

Financial liabilities
Financial assets measured at amortized cost:
Trade and other payables	2	$680,328	680,328	$183,895	183,895
Loans and borrowings	2	432,201	432,210	6,240,713	6,240,713
Lease liabilities	2	2,418,706	2,418,706	2,882,152	2,882,152
Secured convertible debenture	2	6,716,190	6,716,190	—	—